Related Party Transactions (Detail Textuals 3) ¥ in Millions		6 Months Ended
	Dec. 07, 2017 USD ($)	Jun. 30, 2018 Crude_oil_transaction Entity	Dec. 07, 2017 CNY (¥)	Nov. 28, 2017
Related Party Transaction [Line Items]
Number of crude oil transaction purchased | Crude_oil_transaction		10
Number of entities | Entity		3
Percentage of related party cost of total liabilities		69.60%
Zhong Hai Shi Xun Media
Related Party Transaction [Line Items]
Contribution of equity ownership				80.00%
Securities Purchase Agreement | Shanghai Guang Ming
Related Party Transaction [Line Items]
Limited liability percentage	100.00%
Business Acquisition, Transaction Costs	$ 363,436		¥ 2.4
Notice period for cash refund to entity	15 days